Discontinued Operations - Summary of Termination Of Contract (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [LineItems]
Profit (loss) from discontinued operations	$ 0.0	$ 0.0		$ 13.1
Trade and other payables	594.4	$ 417.5	[1]	$ 463.1
BCM Ghana Limited [Member]
Statement [LineItems]
Profit (loss) from discontinued operations	13.1
Trade and other payables	40.3
Mining Fleet [Member] | BCM Ghana Limited [Member]
Statement [LineItems]
Mining fleet	31.2
Trade and other payables	31.2
Premium On Minining Fleet [Member] | BCM Ghana Limited [Member]
Statement [LineItems]
Profit (loss) from discontinued operations	7.8
Trade and other payables	7.8
Demobilisation Costs [Member] | BCM Ghana Limited [Member]
Statement [LineItems]
Profit (loss) from discontinued operations	1.3
Trade and other payables	1.3
Early Terminations [Member] | BCM Ghana Limited [Member]
Statement [LineItems]
Profit (loss) from discontinued operations	$ 4.0

[1]	Refer note 42.